PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepaid rental		6,668	19,368
Staff advances and deposits		4,246	9,398
Prepayments to suppliers		5,208	5,384
Others		4,876	10,329
Total	$ 3,384	20,998	44,479